Document and Entity Information	Jun. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001720116
Document Period End Date	Jun. 10, 2025
Entity Registrant Name	RED VIOLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38407
Entity Tax Identification Number	82-2408531
Entity Address, Address Line One	2650 North Military Trail
Entity Address, Address Line Two	Suite 300
Entity Address, Postal Zip Code	33431
Entity Address, State or Province	FL
Local Phone Number	757-4000
City Area Code	561
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RDVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, City or Town	Boca Raton